Changes to IFRS not yet adopted	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes to IFRS Not Yet Adopted	Changes to IFRS not yet adopted
IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")
IFRS 18 was issued in April 2024 and will replace IAS 1 Presentation of Financial Statements. IFRS 18 will be effective for reporting periods beginning on or after January 1, 2027. This standard sets out requirements for the presentation and disclosure of information in financial statements, particularly the Consolidated Statement of Income. The standard introduces a defined structure for the Consolidated Statement of Income, additional defined subtotals, new principles for aggregation and disaggregation of information, and it mandates disclosures about management-defined performance measures. It also includes consequential amendments to IAS 7 Statement of Cash Flows, requiring operating profit as the starting point for the indirect method and limiting the classification options for interest and dividends.
IFRS 18 will have no impact on recognition and measurement. From Shell's initial impact assessment, it has concluded that the impact will be limited to disclosure and presentation in the Consolidated Financial Statements. For Shell, the primary change will be the reclassification of income and expenses into the operating, investing and financing categories respectively within the Consolidated Statement of Income. In addition, dividends received from joint ventures and associates will be reclassified in the Consolidated Statement of Cash Flows from cash flow from operating activities to cash flow from investing activities, which will impact Cash flow from operations.